UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5628

Name of Registrant:	Vanguard Malvern Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1:	Schedule of Investments

December 31, 2004

		Market
		Value
Vanguard Capital Value Fund - Schedule of Investments	Shares	(000)

COMMON STOCKS (99.6%)

Auto&Transportation (7.3%)
* Compagnie Generale des Etablissements Michelin Class B	192,821	$ 12,368
USF Corp.	209,200	7,939
* Continental Airlines, Inc. Class B	342,900	4,643
* Pinnacle Airlines Corp.	265,300	3,698
* Northwest Airlines Corp. Class A	160,000	1,749
Werner Enterprises, Inc.	50,900	1,152
* AMR Corp.	101,500	1,111

		32,660

Consumer Discretionary (9.9%)
Foot Locker, Inc.	365,400	9,840
* Time Warner, Inc.	435,900	8,474
CBRL Group, Inc.	198,000	8,286
Ross Stores, Inc.	265,700	7,671
TJX Cos., Inc.	257,800	6,479
Gannett Co., Inc.	30,400	2,484
Blockbuster Inc. Class A	68,600	654

		43,888

Financial Services (24.0%)
Citigroup, Inc.	428,500	20,645
Bank of America Corp.	269,790	12,677
Fannie Mae	177,450	12,636
RenaissanceRe Holdings Ltd.	186,400	9,708
CIT Group Inc.	202,700	9,288
* CB Richard Ellis Group, Inc.	230,300	7,727
ACE Ltd.	173,900	7,434
Reinsurance Group of America, Inc.	118,200	5,727
The Hartford Financial Services Group Inc.	79,600	5,517
IndyMac Bancorp, Inc.	98,700	3,400
Apollo Investment Corp.	220,100	3,324
Freddie Mac	31,800	2,344
Morgan Stanley	42,000	2,332
IPC Holdings Ltd.	43,400	1,888
Capital One Financial Corp.	15,200	1,280
Radian Group, Inc.	23,900	1,272
MBNA Corp.	14,700	414

		107,613

Health Care (13.3%)
Wyeth	296,600	12,632
Pfizer Inc.	469,360	12,621
Sanofi-Synthelabo SA ADR	265,600	10,637
* WellPoint Inc.	80,800	9,292
GlaxoSmithKline PLC ADR	154,900	7,341
* Health Net Inc.	145,900	4,212
Abbott Laboratories	49,700	2,319
Aetna Inc.	6,000	749

		59,803

Integrated Oils (2.5%)
Petrol Brasil Series A ADR	241,700	8,752
Petro Canada	29,600	1,510
Royal Dutch Petroleum Co. ADR	17,500	1,004

		11,266

Other Energy (3.3%)
IHC Caland NV	111,705	7,097
EnCana Corp.	62,178	3,548
Talisman Energy, Inc.	111,400	3,003
Devon Energy Corp.	31,600	1,230

		14,878

Materials&Processing (9.7%)
* Pactiv Corp.	469,900	11,884
Alcoa Inc.	312,000	9,803
Smurfit-Stone Container Corp.	257,812	4,816
* Huhtamaeki Oyj	264,600	4,269
Sappi Ltd. ADR	238,600	3,460
Engelhard Corp.	112,300	3,444
Akzo Nobel NV	59,442	2,535
Aracruz Celulose SA ADR	51,900	1,957
* WCI Communities, Inc.	39,500	1,161

		43,329

Producer Durables (6.8%)
* Applied Materials, Inc.	437,200	7,476
* United Defense Industries Inc.	104,900	4,957
* LAM Research Corp.	157,800	4,562
* Varian Semiconductor Equipment Associates, Inc.	78,700	2,900
* Teradyne, Inc.	167,000	2,851
KB Home	27,200	2,840
* Axcelis Technologies, Inc.	348,600	2,834
Rinker Group Ltd	250,285	2,090

		30,510

Technology (10.8%)
Cinram International Inc.	534,100	9,874
* Fairchild Semiconductor International, Inc.	524,000	8,520
Microsoft Corp.	242,800	6,485
International Business Machines Corp.	59,300	5,846
* Arrow Electronics, Inc.	193,700	4,707
* Cisco Systems, Inc.	137,900	2,661
* Freescale Semiconductor Inc.	148,100	2,639
* Flextronics International Ltd.	168,600	2,330
* Unisys Corp.	224,800	2,288
* Vishay Intertechnology, Inc.	143,800	2,160
* Avnet, Inc.	61,900	1,129

		48,639

Utilities (6.6%)
* Comcast Corp. Special Class A	466,000	15,303
* Nextel Communications, Inc.	293,600	8,808
* UnitedGlobalCom Inc. Class A	209,500	2,024
* Comcast Corp. Class A	56,900	1,894
Sprint Corp.	72,700	1,807

		29,836

Other (5.4%)
Tyco International Ltd.	435,500	15,565
Eaton Corp.	23,200	1,679
Miscellaneous (1.5%)+		7,064

		24,308

TOTAL COMMON STOCKS
(Cost $365,029)		446,730

TEMPORARY CASH INVESTMENTS (0.6%)

Money Market Fund (0.2%)
Vanguard Market Liquidity Fund, 2.26%**	900,000	900

	Face
	Amount
	(000)

Repurchase Agreement (0.4%)
Deutsche Bank	$ 1,900	1,900
2.17%, 01/03/05
(Dated 12/31/2004,
Repurchase Value $1,900,000
Collateralized by Government National Mortgage Assn
5.00%, 12/15/2034)

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,800)		2,800

TOTAL INVESTMENTS (100.2%)
(Cost $367,829)		449,530

OTHER ASSETS AND LIABILITIES-NET (-0.2%)		(690)

NET ASSETS (100%)		448,840

*	Non-income-producing security.

**	Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield

†	Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as “miscellaneous securities” provided that they have been held for less than one year and not previously reported by name.

ADR —	American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard® Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2004, the cost of investment securities for tax purposes was $367,829,000. Net unrealized appreciation of investment securities for tax purposes was $81,701,000, consisting of unrealized gains of $88,486,000 on securities that had risen in value since their purchase and $6,785,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Malvern Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Malvern Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Vanguard Malvern Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.